FINANCIAL RISK MANAGEMENT, Interest Rate Risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 52,392,931	$ 41,327,401
Financial liabilities		60,178,193	72,401,664
Interest Rate Risk [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets		40,033,223	29,114,603
Financial liabilities	[1]	$ 49,556,849	61,850,964
Decrease in variable rate basis		0.0100
Interest Rate Risk [Member] | Fixed Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 22,553,663	24,314,753
Financial liabilities	[1]	49,556,849	61,850,964
Interest Rate Risk [Member] | Variable Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets		17,479,560	4,799,850
Financial liabilities	[1]	$ 0	$ 0

[1]	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.